Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Application Software
Adobe, Inc.*	45,608	$27,209,733	3.62%
Synopsys, Inc.*	64,479	33,200,882	4.42
		60,410,615	8.04
Asset Management & Custody Banks
Blackstone, Inc.	146,547	19,185,933	2.55

Broadline Retail
Amazon.com, Inc.*	322,395	48,984,696	6.52

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	43,148	28,481,132	3.79

Financial Exchanges & Data
S&P Global, Inc.	71,856	31,654,005	4.21

Homebuilding
Lennar Corp. - Cl. A	99,819	14,877,024	1.98
Toll Brothers, Inc.	145,404	14,946,077	1.99
		29,823,101	3.97
Interactive Media & Services
Alphabet, Inc. - Cl. A*	237,440	33,167,994	4.41
Meta Platforms, Inc. - Cl. A*	175,738	62,204,222	8.28
		95,372,216	12.69
Movies & Entertainment
Netflix, Inc.*	47,108	22,935,943	3.05

Passenger Ground Transportation
Uber Technologies, Inc.*	268,025	16,502,299	2.20

Pharmaceuticals
Eli Lilly & Company	68,722	40,059,428	5.33

Restaurants
Chipotle Mexican Grill, Inc.*	15,132	34,606,279	4.60

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	41,861	31,685,428	4.22

	Number of Shares	Value	Percent of Net Assets
Semiconductors
NVIDIA Corp.	102,873	$50,944,767	6.78%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	225,916	23,495,264	3.13
		74,440,031	9.91
Specialty Chemicals
The Sherwin-Williams Company	102,810	32,066,439	4.27

Systems Software
Microsoft Corp.	243,678	91,632,675	12.20
ServiceNow, Inc.*	45,313	32,013,182	4.26
		123,645,857	16.46
Technology Hardware, Storage & Peripherals
Apple, Inc.	153,651	29,582,427	3.94

Transaction & Payment Processing Services
Visa, Inc. - Cl. A	119,111	31,010,549	4.13

TOTAL COMMON STOCKS
(Cost $388,640,291)		750,446,378	99.88

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.28%#	3,508,691	3,508,691	0.47

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,508,691)		3,508,691	0.47

TOTAL INVESTMENTS
(Cost $392,148,982)		753,955,069	100.35

Liabilities, Less Cash and Other Assets		(2,618,731)	(0.35)

NET ASSETS		$751,336,338	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2023, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
HEICO Corp.	24,085	$4,308,084	1.30%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	4,057	2,074,304	0.63

Application Software
Adobe, Inc.*	20,522	12,243,425	3.70
Intuit, Inc.	14,365	8,978,556	2.71
Synopsys, Inc.*	25,315	13,034,947	3.93
Workday, Inc. - Cl. A*	21,054	5,812,167	1.75
		40,069,095	12.09
Asset Management & Custody Banks
Blackstone, Inc.	25,755	3,371,845	1.02

Broadline Retail
Amazon.com, Inc.*	127,113	19,313,549	5.83

Consumer Finance
American Express Company	54,925	10,289,650	3.10

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	17,860	11,789,029	3.56

Diversified Support Services
Cintas Corp.	10,309	6,212,822	1.87

Electronic Components
Amphenol Corp. - Cl. A	74,774	7,412,347	2.24

Financial Exchanges & Data
MSCI, Inc.	3,120	1,764,828	0.53
S&P Global, Inc.	21,501	9,471,621	2.86
		11,236,449	3.39
Health Care Equipment
IDEXX Laboratories, Inc.*	3,550	1,970,428	0.59

Homebuilding
Toll Brothers, Inc.	16,856	1,732,628	0.52

	Number of Shares	Value	Percent of Net Assets
Interactive Home Entertainment
ROBLOX Corp. - Cl. A*	38,434	$1,757,202	0.53%

Interactive Media & Services
Alphabet, Inc. - Cl. A*	113,655	15,876,467	4.79
Meta Platforms, Inc. - Cl. A*	61,641	21,818,448	6.58
		37,694,915	11.37
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	52,388	4,081,025	1.23

IT Consulting & Other Services
Accenture PLC - Cl. A	4,776	1,675,946	0.51

Life Sciences Tools & Services
Danaher Corp.	7,080	1,637,887	0.49

Movies & Entertainment
Netflix, Inc.*	6,720	3,271,834	0.98
Spotify Technology S.A.*	21,472	4,034,803	1.22
		7,306,637	2.20
Passenger Ground Transportation
Uber Technologies, Inc.*	34,720	2,137,710	0.64

Pharmaceuticals
Eli Lilly & Company	5,433	3,167,004	0.96
Zoetis, Inc.	43,378	8,561,516	2.58
		11,728,520	3.54
Restaurants
Chipotle Mexican Grill, Inc.*	6,559	15,000,171	4.53

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	9,999	7,568,443	2.28

Semiconductors
Advanced Micro Devices, Inc.*	27,440	4,044,930	1.22
NVIDIA Corp.	33,113	16,398,220	4.95
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	16,025	1,666,600	0.50
		22,109,750	6.67
Specialty Chemicals
The Sherwin-Williams Company	40,768	12,715,539	3.84

	Number of Shares	Value	Percent of Net Assets
Systems Software
Microsoft Corp.	72,379	$27,217,399	8.21%
ServiceNow, Inc.*	22,101	15,614,136	4.71
		42,831,535	12.92
Technology Hardware, Storage & Peripherals
Apple, Inc.	86,555	16,664,434	5.03

Trading Companies & Distributors
Watsco, Inc.	8,008	3,431,188	1.04

Transaction & Payment Processing Services
Mastercard, Inc. - Cl. A	24,838	10,593,655	3.20
Visa, Inc. - Cl. A	16,751	4,361,123	1.31
		14,954,778	4.51

TOTAL COMMON STOCKS
(Cost $188,343,959)		323,075,910	97.47

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.28%#	10,640,048	10,640,048	3.21

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,640,048)		10,640,048	3.21

TOTAL INVESTMENTS
(Cost $198,984,007)		333,715,958	100.68

Liabilities, Less Cash and Other Assets		(2,243,678)	(0.68)

NET ASSETS		$331,472,280	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2023, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
HEICO Corp.	57,011	$10,197,558	3.92%

Apparel Retail
Foot Locker, Inc.	65,704	2,046,680	0.79

Application Software
Constellation Software, Inc.	5,185	12,855,459	4.94
Palantir Technologies, Inc. - Cl. A*	348,589	5,985,273	2.30
Samsara, Inc. - Cl. A*	52,916	1,766,336	0.68
Synopsys, Inc.*	32,816	16,897,286	6.50
		37,504,354	14.42
Automotive Parts & Equipment
Mobileye Global, Inc. - Cl. A*	87,226	3,778,630	1.45

Automotive Retail
O’Reilly Automotive, Inc.*	9,076	8,622,926	3.32

Biotechnology
Neurocrine Biosciences, Inc.*	60,323	7,948,159	3.06

Casinos & Gaming
Las Vegas Sands Corp.	102,075	5,023,111	1.93

Diversified Support Services
Cintas Corp.	19,983	12,042,955	4.63

Electrical Components & Equipment
AMETEK, Inc.	48,635	8,019,425	3.09

Electronic Components
Amphenol Corp. - Cl. A	122,225	12,116,164	4.66

Financial Exchanges & Data
MSCI, Inc.	18,785	10,625,735	4.09

Health Care Equipment
GE HealthCare Technologies, Inc.	71,386	5,519,566	2.12

Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	48,085	5,364,363	2.06

	Number of Shares	Value	Percent of Net Assets
Homebuilding
D.R. Horton, Inc.	28,904	$4,392,830	1.69%
Lennar Corp. - Cl. A	39,008	5,813,752	2.24
NVR, Inc.*	1,287	9,009,579	3.46
PulteGroup, Inc.	42,228	4,358,774	1.68
Toll Brothers, Inc.	43,329	4,453,788	1.71
		28,028,723	10.78
Insurance Brokers
Arthur J. Gallagher & Company	14,722	3,310,683	1.27

Interactive Home Entertainment
Take-Two Interactive Software, Inc.*	20,647	3,323,135	1.28

IT Consulting & Other Services
Gartner, Inc.*	7,425	3,349,492	1.29

Leisure Products
Acushnet Holdings Corp.	122,333	7,727,776	2.97

Movies & Entertainment
Spotify Technology S.A.*	51,343	9,647,863	3.71

Passenger Airlines
Delta Air Lines, Inc.	206,871	8,322,420	3.20
United Airlines Holdings, Inc.*	155,608	6,420,386	2.47
		14,742,806	5.67
Restaurants
Chipotle Mexican Grill, Inc.*	6,582	15,052,771	5.79

Semiconductor Materials & Equipment
KLA Corp.	21,400	12,439,820	4.78

Semiconductors
Marvell Technology, Inc.	56,386	3,400,640	1.31
Microchip Technology, Inc.	109,468	9,871,824	3.79
		13,272,464	5.10
Systems Software
Palo Alto Networks, Inc.*	39,964	11,784,584	4.53

Trading Companies & Distributors
Watsco, Inc.	20,718	8,877,041	3.41

TOTAL COMMON STOCKS
(Cost $171,859,091)		260,366,784	100.12

	Number of Shares/Warrants	Value	Percent of Net Assets
WARRANTS

Application Software
Constellation Software, Inc., Expiration Date: March 31, 2040*@^	5,185	$0	0.00%

TOTAL WARRANTS
(Cost $0)		0	0.00

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.28%#	629,433	629,433	0.24

TOTAL SHORT-TERM INVESTMENTS
(Cost $629,433)		629,433	0.24

TOTAL INVESTMENTS
(Cost $172,488,524)		260,996,217	100.36

Liabilities, Less Cash and Other Assets		(931,431)	(0.36)

NET ASSETS		$260,064,786	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of December 31, 2023.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs		Total
Assets
Common Stocks	$260,366,784	$-	$-		$260,366,784
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	629,433	-	-		629,433
	$260,996,217	$-	$-		$260,996,217

**	Constellation Software, Inc. warrants were received as a result of a mandatory corporate action. The warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.
@	Security valued at fair value using significant unobservable inputs as determined in good faith by Marsico Capital Management, LLC (the "Adviser"), as the Fund’s Board of Trustees’ valuation designee. As of December 31, 2023, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.
^	As of December 31, 2023, certain information for the security, such as the strike price, is pending announcement by the issuer.
#	Rate shown is the 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	9,033	$1,393,884	3.52%
Rolls-Royce Holdings PLC*	321,231	1,227,143	3.09
Safran S.A.	7,837	1,379,593	3.48
		4,000,620	10.09
Apparel, Accessories & Luxury Goods
Hermes International	568	1,203,172	3.04

Application Software
Constellation Software, Inc.	306	758,683	1.91
SAP S.E.	13,737	2,115,209	5.34
Synopsys, Inc.*	1,587	817,162	2.06
		3,691,054	9.31
Asset Management & Custody Banks
Blackstone, Inc.	5,821	762,085	1.92

Automobile Manufacturers
Ferrari N.V.	3,733	1,263,359	3.19

Broadline Retail
Amazon.com, Inc.*	7,723	1,173,433	2.96

Consumer Electronics
Sony Group Corp.	11,600	1,103,234	2.78

Homebuilding
Toll Brothers, Inc.	7,465	767,327	1.94

Industrial Gases
Air Liquide S.A.	4,757	924,893	2.33

Integrated Oil & Gas
TotalEnergies S.E.	26,457	1,799,164	4.54

Interactive Home Entertainment
Nintendo Co., Ltd.	32,900	1,717,100	4.33

Interactive Media & Services
Meta Platforms, Inc. - Cl. A*	4,344	1,537,602	3.88

	Number of Shares/Warrants	Value	Percent of Net Assets
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	21,248	$1,655,219	4.18%

Movies & Entertainment
Netflix, Inc.*	2,036	991,288	2.50
Spotify Technology S.A.*	8,100	1,522,071	3.84
		2,513,359	6.34
Personal Care Products
L’Oreal S.A.	1,782	886,536	2.24

Pharmaceuticals
Eli Lilly & Company	2,364	1,378,023	3.48
Novo Nordisk A/S - Cl. B	20,592	2,128,819	5.37
		3,506,842	8.85
Real Estate Services
FirstService Corp.	3,400	550,779	1.39

Restaurants
Chipotle Mexican Grill, Inc.*	388	887,341	2.24

Semiconductor Materials & Equipment
ASML Holding N.V.	2,897	2,180,175	5.50

Semiconductors
NVIDIA Corp.	3,546	1,756,050	4.43
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	19,266	2,003,664	5.06
		3,759,714	9.49
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	18,288	1,220,541	3.08

Systems Software
Microsoft Corp.	3,458	1,300,346	3.28

TOTAL COMMON STOCKS
(Cost $29,431,384)		38,403,895	96.90

WARRANTS

Application Software
Constellation Software, Inc., Expiration Date: March 31, 2040*@^	306	0	0.00

TOTAL WARRANTS
(Cost $0)		0	0.00

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.28%#	1,348,479	$1,348,479	3.40%

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,348,479)		1,348,479	3.40

TOTAL INVESTMENTS
(Cost $30,779,863)		39,752,374	100.30

Liabilities, Less Cash and Other Assets		(120,718)	(0.30)

NET ASSETS		$39,631,656	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of December 31, 2023.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs		Total
Assets
Common Stocks	$38,403,895	$-	$-		$38,403,895
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	1,348,479	-	-		1,348,479
	$39,752,374	$-	$-		$39,752,374

**	Constellation Software, Inc. warrants were received as a result of a mandatory corporate action. The warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.
@	Security valued at fair value using significant unobservable inputs as determined in good faith by the Adviser, as the Fund’s Board of Trustees’ valuation designee. As of December 31, 2023, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.
^	As of December 31, 2023, certain information for the security, such as the strike price, is pending announcement by the issuer.
#	Rate shown is the 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$2,964,681	7.46%
Denmark	2,128,819	5.35
France	7,587,242	19.09
Germany	2,115,209	5.32
Italy	1,263,359	3.18
Japan	2,820,334	7.09
Netherlands	2,180,175	5.48
Sweden	1,522,071	3.83
Taiwan	2,003,664	5.04
United Kingdom	2,447,684	6.16
United States(1)	12,719,136	32.00
	$39,752,374	100.00%

(1) Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	35,391	$5,461,191	3.12%
Safran S.A.	10,004	1,761,063	1.00
		7,222,254	4.12
Apparel, Accessories & Luxury Goods
Hermes International	6,706	14,205,049	8.11

Application Software
Adobe, Inc.*	7,907	4,717,316	2.70
SAP S.E. Spon. ADR	37,851	5,851,386	3.34
Synopsys, Inc.*	14,289	7,357,549	4.20
		17,926,251	10.24
Asset Management & Custody Banks
Blackstone, Inc.	41,263	5,402,152	3.08

Automotive Parts & Equipment
Mobileye Global, Inc. - Cl. A*	107,508	4,657,247	2.66

Automotive Retail
O’Reilly Automotive, Inc.*	5,638	5,356,551	3.06

Broadline Retail
Amazon.com, Inc.*	62,761	9,535,906	5.45

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	9,846	6,499,148	3.71

Homebuilding
Toll Brothers, Inc.	34,338	3,529,603	2.02

Interactive Media & Services
Alphabet, Inc. - Cl. A*	58,528	8,175,776	4.67
Meta Platforms, Inc. - Cl. A*	33,816	11,969,512	6.84
		20,145,288	11.51
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	75,518	5,882,852	3.36

Movies & Entertainment
Spotify Technology S.A.*	27,809	5,225,589	2.98

	Number of Shares	Value	Percent of Net Assets
Personal Care Products
L’Oreal S.A.	10,008	$4,978,931	2.84%

Pharmaceuticals
Eli Lilly & Company	14,804	8,629,548	4.93
Novo Nordisk A/S - Cl. B	88,386	9,137,421	5.22
		17,766,969	10.15
Restaurants
Chipotle Mexican Grill, Inc.*	3,167	7,242,802	4.14

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	11,333	8,578,174	4.90

Semiconductors
NVIDIA Corp.	17,278	8,556,411	4.89
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	56,103	5,834,712	3.33
		14,391,123	8.22
Systems Software
Microsoft Corp.	25,861	9,724,771	5.55

Technology Hardware, Storage & Peripherals
Apple, Inc.	23,728	4,568,352	2.61

TOTAL COMMON STOCKS
(Cost $99,073,538)		172,839,012	98.71

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 5.28%#	2,634,156	2,634,156	1.51

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,634,156)		2,634,156	1.51

TOTAL INVESTMENTS
(Cost $101,707,694)		175,473,168	100.22

Liabilities, Less Cash and Other Assets		(382,020)	(0.22)

NET ASSETS		$175,091,148	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2023, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.

*	Non-income producing.
#	Rate shown is the 7-day yield as of December 31, 2023.

See Notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$5,882,852	3.35%
Denmark	9,137,421	5.21
France	26,406,234	15.05
Germany	5,851,386	3.34
Israel	4,657,247	2.64
Netherlands	8,578,174	4.89
Sweden	5,225,589	2.98
Taiwan	5,834,712	3.33
United States(1)	103,899,553	59.21
	$175,473,168	100.00%

(1) Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined, in accordance with the Funds’ policies and procedures, in good faith by the Adviser, subject to the Board’s general supervision of the Adviser as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act). The Funds’ policies and procedures, including those wherein the Adviser has been approved as the Board’s valuation designee, have been duly approved by the Board. When a security has been “fair valued,” consideration is given to facts and circumstances relevant to the particular situation, including a review of the various factors set forth in the Funds’ policies and procedures. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. As of December 31, 2023, the fair values of each Fund’s investments according to the valuation inputs utilized are reflected in the “Summary of Fair Value Measurements” on the Fund’s Schedule of Investments. The Funds did not hold a significant amount of Level 3 securities as of December 31, 2023.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2020-2024 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Cost of Investments	$393,303,862	$200,328,376	$172,489,058	$30,819,430	$101,967,809

Gross Unrealized Appreciation	$361,058,839	$133,494,251	$90,089,377	$9,007,179	$73,697,644
Gross Unrealized Depreciation	(407,632)	(106,669)	(1,582,218)	(74,235)	(192,285)

Net Unrealized Appreciation on Investments	$360,651,207	$133,387,582	$88,507,159	$8,932,944	$73,505,359

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.